Stock Based Compensation (Tables)	6 Months Ended
Jun. 30, 2023
Text block [abstract]
Schedule of the Company's Outstanding PSUs

A continuity schedule of the Company’s outstanding PSUs (assuming a performance factor of 100% is achieved over the performance period) and the Company’s PSU accrual from January 1, 2022 to June 30, 2023 is presented below:

(in thousands, except for number of PSUs outstanding)	Number of PSUs Outstanding	PSU accrual liability

At January 1, 2022	513,510	$26,305

Granted	129,140	-

Accrual related to the fair value of the PSUs outstanding	-	8,625

Foreign exchange adjustment	-	307

Forfeited	(3,970)	(65)

At March 31, 2022	638,680	$35,172

Accrual related to the fair value of the PSUs outstanding	-	111

Foreign exchange adjustment	-	(530)

Paid	(184,780)	(18,247)

At June 30, 2022	453,900	$16,506

Accrual related to the fair value of the PSUs outstanding	-	5,678

Foreign exchange adjustment	-	(648)

Paid	(1,950)	(163)

Forfeited	(7,330)	(134)

At December 31, 2022	444,620	$21,239

Granted	135,690	-

Accrual related to the fair value of the PSUs outstanding	-	5,855

Foreign exchange adjustment	-	13

Paid	(191,980)	(16,675)

At March 31, 2023	388,330	$10,432

Accrual related to the fair value of the PSUs outstanding	-	2,645

Foreign exchange adjustment	-	185

Forfeited	(1,280)	(21)

At June 30, 2023	387,050	$13,241

Schedule of Performance Share Units Outstanding
A summary of the PSUs outstanding at June 30, 2023 is as follows:

Year of Grant	Year of Maturity	Number outstanding	Estimated Value Per PSU at Maturity	Anticipated Performance Factor at Maturity	Percent of Vesting Period Complete at Jun 30, 2023	PSU Liability at Jun 30, 2023
2021	2024	126,590	$45.39	198%	76%	$8,692
2022	2025	125,100	$44.80	163%	43%	3,935
2023	2026	135,360	$44.11	104%	10%	614

		387,050				$13,241